Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 2,098,625	$ 3,147,845	$ (721,158)
Other comprehensive income (loss):
Net gain (loss) on derivatives (Note 12), net of tax of $(5,420), $14,425 and $(22,686), respectively	32,065	(99,583)	158,800
Actuarial gain (loss) on pension obligations, net of tax of $(332), $48 and $(4,108), respectively	2,314	(339)	28,761
Total other comprehensive income (loss)	34,379	(99,922)	187,561
Comprehensive income (loss)	2,133,004	3,047,923	(533,597)
Comprehensive loss (income) attributable to non-controlling interest	7	(11,754)	(4,883)
Total comprehensive income (loss) attributable to AerCap Holdings N.V.	$ 2,133,011	$ 3,036,169	$ (538,480)